--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                                                                November 4, 1996

Dear Fellow Shareholders,

     The world's equity markets experienced sharp declines from mid June through July 1996 brought on by fears of higher interest rates and creeping inflation concerns. However, a measure of stability returned before the summer ended, and the Financial Times (FT) World Index was able to post a 0.86% gain for the quarter ended September 30, 1996. Clemente Global Growth Fund, Inc. had a net asset value (NAV) of $10.82, down 2.41% for the quarter. For the nine months ended September 30, 1996, the Fund's NAV was up 2.75%.

INVESTMENT STRATEGY

     Despite weak economies and occasional currency jitters, Europe turned in the best quarterly performance among international markets, up 3.2% in U.S. dollars, followed by a 2.9% gain in North America. Japan declined 5.8% because of political uncertainty and an elusive corporate earnings recovery. Given overheating economies and political concerns, the Asia/Pacific region produced a meager 1.1% return, and that was largely the result of strong performances in Hong Kong (+8.0%), New Zealand (6.7%) and Australia (2.7%). The emerging markets of Asia were down 5.5%, while Latin America's emerging markets were flat overall, with the help of good gains in Venezuela and Brazil.

     Throughout the third quarter of 1996, we implemented an investment strategy that overweighted Europe and Latin America and market weighted Japan. In Europe, the Scandinavian markets represented the best value: political and economic stability and Gross Domestic Product (GDP) growth above the European average supported our view on market rerating. In Finland, Europe's cheapest market, we purchased NESTE OY, the country's largest market capitalization company specializing in oil refining and exploration, and a candidate for further privatization, and VALMET, a multinational group which excels in engineering and enjoys a 35% market share in paper machinery. We invested in two Norwegian companies: SCHIBSTED, the country's dominant publishing, media and cable company, and SMEDVIG, an integrated industrial offshore company with oil rigs operating in the North Sea and Southeast Asia. TRYGG-HANSA, a Swedish investment, is a leading insurance company and a beneficiary of the growing savings and pension fund flows in the country. Other favorite European markets include Ireland, where economic growth is in excess of 6%, and Germany, with its economic rebound, declining interest rates and somewhat more competitive currency. Our investments in Ireland, BANK OF IRELAND, INDEPENDENT NEWSPAPERS and CRH, are core portfolio holdings, while the new German holdings included some very exciting emerging growth companies, such as FRESENIUS, which will become the world's largest manufacturer of dialysis products after its merger with National Medical Care, and SGL CARBON, a leading company in specialty chemicals.

     In emerging markets, we continue to overweight Latin America, particularly Brazil and Mexico, on the back of continued fiscal and economic reform. We expect good performances from the quality Brazilian names in our portfolio:
TELEBRAS, the country's dominant telephone company, with an annual growth rate of 20%; the utility companies CEMIG and GLOBEX; COMPANHIA VALE DO RIO DOCE
(CVRD), a vast mining industrial complex with a leading position in world iron ore; and BANCO BRADESCO, Brazil's premier financial institution. Our Mexican investments in GRUPO CEMENTOS DE CHIHUAHUA, a domestic cement producer, and CORPORACION INTERAMERICANA DE ENTRETENIMIENTO, a Latin America version of Ticketmaster, are enjoying sustainable earnings growth. By contrast, we have underweighted Asia since the current market environment is characterized by slower growth, dampened liquidity flows, and a moderately weaker earnings environment; the exceptions are Hong Kong and the Philippines, where economic and earnings growth is accelerating. Our infrastructure theme is reflected in Philippine investments, namely, SOUTHEAST ASIA CEMENT (SEACEM), a blue chip cement company, and ENGINEERING EQUIPMENT INC. (EEI CORPORATION), a dominant construction company, and in the Hong Kong holding of, CHEUNG KONG INFRASTRUCTURE.

     Our scenario for Japan hinges on economic recovery through 1997, attractive valuations relative to bonds, and still ample liquidity. Coming domestic strength will be reflected in autos (hence our investment in HONDA MOTOR), and in other consumer related companies, such as SHISEIDO, a global cosmetics company, and EISAI, a defensive pharmaceutical company. In the technology area, our investments are represented by TDK, CANON and NAMCO.

OUTLOOK: WHAT NEXT

     For the balance of the year, the generally benign global story is likely to continue, with fast-moving economies slowing to more sustainable levels, and sluggish economies picking up momentum. OECD economies will experience 2.3% growth on average in 1996, and 2.5% in 1997. Latin America seems set for gains of 2.5%-3.0% this year and over 4.5% the next, while Asia again leads the way with real GDP growth of 7.5%-8.0% this year and about 8.0% in 1997.

     As we wind up the second half of 1996 and approach the new year 1997, we are confident that the Fund's investment portfolio is structured appropriately with world-class companies poised for performance over the next year's horizon.

                                Sincerely yours,


      /s/ LILIA C. CLEMENTE                     /s/ LEOPOLDO M. CLEMENTE, JR.
      Lilia C. Clemente                         Leopoldo M. Clemente, Jr.
         Chairman                                      President

-----------------------------------------------------
CLEMENTE GLOBAL GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1996

-----------------------------------------------------
SHARES/PRINCIPAL
     AMOUNT     DESCRIPTION                     VALUE
-----------------------------------------------------
FAR EAST--34.8%
HONG KONG--2.5%
            Common Stock--2.5%
    380,000   *Cheung Kong
                Infrastructure Holdings,
                Ltd. ................... $    626,536
              (Building--heavy
                construction)
  3,726,000   Shanghai Petrochemical
                Co., Ltd. ..............      987,754
              (Chemicals- synthetic
                fibers, resins &
                plastics)
              Total Common
                Stock/Holdings--         ------------
                Hong Kong...............    1,614,290
                                         ------------
JAPAN--22.8%
            Common Stock--20.8%
     75,000   Canon Inc. ...............    1,474,814
              (Office automation &
                equipment)
        134   DDI Corp. ................    1,084,080
              (Telecommunications)
     50,000   Honda Motor Co. ..........    1,257,071
              (Auto-maker)
    164,000   Mitsubishi Heavy
                Industries, Ltd. .......    1,335,620
              (Aerospace/defense)
    106,000   Mitsui Fudosan Co. .......    1,408,638
              (Real estate development)
     34,300   Namco, Ltd. ..............    1,121,056
              (Leisure products--
                commercial-use game
                equipment makers)
     54,000   Nomura Securities Co. ....      993,984
              (Financial services)
     43,000   Sankyo Co., Ltd. .........    1,100,386
              (Pharmaceuticals)
     87,000   Shiseido Co., Ltd. .......    1,046,781
              (Cosmetics--personal care)
    122,000   Sumitomo Marine & Fire
                Insurance Co. ..........      961,803
              (Property/casualty
                insurance)

     24,000   TDK Corp. ................ $  1,493,400
              (Electronics--manufacturer
                of magnetic tapes,
                floppy discs & optical
                discs)
              Total Common Stock--       ------------
                Japan...................   13,277,633
                                         ------------
            Warrants--2.0%
    142,500   *Morgan Stanley Group
                Nikkei 225 Call Warrant
                due 8/15/97 (strike
                level Y18,158.73) (a)...    1,282,500
                                         ------------
              Total Warrants--
                Japan...................    1,282,500
                                         ------------
              Total Holdings--Japan.....   14,560,133
                                         ------------

KOREA--1.8%
             Common Stock--1.8%
     19,000   Samsung Display Devices
                Co. ....................    1,180,739
              (Electrical equipment--
                cathode ray tubes)
              Total Common
                Stock/Holdings--         ------------
                Korea...................    1,180,739
                                         ------------

MALAYSIA--1.3%
            Common Stock--1.3%
    210,000   Petronas Gas Berhad.......      854,646
              (Oil/natural gas producer
                & transporter)
              Total Common Stock/        ------------
                Holdings--Malaysia......      854,646
                                         ------------

PHILIPPINES--4.6%
            Common Stock--4.6%
 20,228,000   Engineering & Equipment
                Corp. ..................    1,495,344
              (Builder of large-scale
                industrial plant
                facilities)
  1,760,000   Petron Corp...............      637,122
              (Petroleum refiner &
                distributor)

-----------------------------------------------------
CLEMENTE GLOBAL GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1996

-----------------------------------------------------
SHARES/PRINCIPAL
     AMOUNT     DESCRIPTION                     VALUE
-----------------------------------------------------
FAR EAST (CONTINUED)
PHILIPPINES (CONTINUED)
            Common Stock (continued)
  6,613,000   *Southeast Asia Cement
                Holdings Co. ........... $    781,172
              (Construction)
              Total Common
                Stock/Holdings--         ------------
                Philippines.............    2,913,638
                                         ------------

THAILAND--1.8%
            Common Stock--1.8%
     29,000   Siam Cement Co., Ltd.--
                Foreign Registered......    1,181,904
              (Building materials)
              Total Common
                Stock/Holdings--         ------------
                Thailand................    1,181,904
                                         ------------
              TOTAL HOLDINGS--FAR EAST
                (cost $21,732,138)......   22,305,350
                                         ------------

AFRICA--2.4%
SOUTH AFRICA--2.4%
            Common Stock--2.4%
     49,750   DeBeers Centenary Linked
                Units...................    1,546,973
              (Mining, exploration,
                trading & production of
                diamonds)
              Total Common
                Stock/Holdings--         ------------
                South Africa............    1,546,973
                                         ------------
              TOTAL HOLDINGS--AFRICA
                (cost $1,605,480).......    1,546,973
                                         ------------

EUROPE--28.7%
FINLAND--3.1%
            Common Stock--3.1%
     46,180   Neste Oy..................      939,624
              (Oil & chemical
                manufacturer)
     62,690   Valmet Corp............... $  1,032,786
              (Multinational--forest
                products/paper, marine
                gears & automobile
                assembly)
              Total Common
                Stock/Holdings--         ------------
                Finland.................    1,972,410
                                         ------------

FRANCE--2.4%
            Common Stock--2.4%
      1,700   Salomon S.A...............    1,509,684
              (Leisure products--
                manufacturer &
                distributor of winter
                sports equipment)
              Total Common
                Stock/Holdings--         ------------
                France..................    1,509,684
                                         ------------

GERMANY--5.5%
            Common Stock--4.0%
    118,730   Fag Kugelfischer Georg
                Schaefer................ $  1,623,292
              (Manufacturer of bearing
                products & industrial
                engineering)
      8,200   SGL Carbon A.G. ..........      957,115
              (Chemicals--graphite
                electrodes)
              Total Common Stock--       ------------
                Germany.................    2,580,407
                                         ------------

            Preferred Stock--1.5%
      5,130   Fresenius A.G. ...........      952,330
              (Drug delivery systems)
              Total Preferred Stock--    ------------
                Germany.................      952,330
                                         ------------
              Total Holdings--Germany...    3,532,737
                                         ------------

-----------------------------------------------------
CLEMENTE GLOBAL GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1996

-----------------------------------------------------
SHARES/PRINCIPAL
     AMOUNT     DESCRIPTION                     VALUE
-----------------------------------------------------
EUROPE (CONTINUED)
IRELAND--5.0%
            Common Stock--5.0%
    145,650   Bank of Ireland Group..... $  1,147,632
              (Commercial bank)
     69,000   CRH plc...................      703,907
              (Building & construction
                products)
    254,163   Independent Newspapers
                plc.....................    1,322,887
              (Newspaper publishing,
                cable TV & advertising)
              Total Common
                Stock/Holdings--         ------------
                Ireland.................    3,174,426
                                         ------------

NETHERLANDS--3.6%
            Common Stock--3.6%
     12,000   Oce-Van Der Grinten
                N.V. ...................    1,311,732
              (Office/business
                equipment)
     50,000   VNU-Ver Ned Uitgev Ver
                Bezit...................      979,647
              (Publishing & printing)
              Total Common
                Stock/Holdings--         ------------
                Netherlands.............    2,291,379
                                         ------------

NORWAY--3.3%
            Common Stock--3.3%
     70,900   Schibsted ASA.............    1,035,753
              (Publishing--newspapers)
     41,300   Smedvig ASA A.............      851,023
              (Industrial offshore oil
                co.)
     10,325   *Smedvig ASA B............      191,321
              (Industrial offshore oil
                co.)
              Total Common
                Stock/Holdings--         ------------
                Norway..................    2,078,097
                                         ------------
     59,000   Vallehermoso S.A. ........ $  1,141,328
              (Real estate)
              Total Common
                Stock/Holdings--         ------------
                Spain...................    1,141,328
                                         ------------

SWEDEN--1.3%
            Common Stock--1.3%
     47,000   Trygg-Hansa AB, B......... $    822,534
              (Property/casualty
                insurance)
              Total Common
                Stock/Holdings--         ------------
                Sweden..................      822,534
                                         ------------

UNITED KINGDOM--2.7%
            Common Stock--2.7%
    180,000   BAA plc...................    1,391,598
              (Airport development &
                maintenance)
     30,000   CRH plc...................      304,706
              (Building & construction
                products)
              Total Common
                Stock/Holdings--         ------------
                United Kingdom..........    1,696,304
                                         ------------
              TOTAL HOLDINGS--EUROPE
                (cost $16,093,265)......   18,218,899
                                         ------------

LATIN AMERICA--17.7%
BRAZIL--8.8%
            Common Stock--7.0%
     35,000   Companhia Energetica de
                Minas Gerais--ADR.......    1,041,250
              (Utilities--electric)
     65,000   Companhia Vale do Rio
                Doce--ADR...............    1,294,922
              (Mining, rail
                transportation & mineral
                sales)

-----------------------------------------------------
CLEMENTE GLOBAL GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1996

-----------------------------------------------------
SHARES/PRINCIPAL
     AMOUNT     DESCRIPTION                     VALUE
-----------------------------------------------------
LATIN AMERICA (CONTINUED)
BRAZIL (CONTINUED)
            Common Stock (continued)
     27,000   Telecomunicacoes
                Brasilerias S.A.--ADR... $  2,119,500
              (Telecommunications)
              Total Common Stock--       ------------
                Brazil..................    4,455,672
                                         ------------

            Preferred Stock--1.8%
    135,000   Banco Bradesco S.A. ......    1,151,132
              (Financial services--
                commercial bank)
              Total Preferred Stock--    ------------
                Brazil..................    1,151,132
                                         ------------
              Total Holdings--
                Brazil..................    5,606,804
                                         ------------

MEXICO--6.0%
            Common Stock--6.0%
    960,000   *Control Comercial
                Mexicana S.A. de C.V.,
                UBC.....................      947,645
              (Retail--hypermarkets)
    547,800   *Corporacion
                Interamericana
                Entretemiento S.A. .....    1,350,421
              (Entertainment--ticket
                brokers)
    500,000   Grupo Cementos Chihuahua
                S.A. de C.V., B.........      636,858
              (Building
                materials/construction)
    233,000   Hylsamex S.A.--BCP........      870,234
              (Iron/steel producer)
              Total Common
                Stock/Holdings--         ------------
                Mexico..................    3,805,158
                                         ------------

PERU--2.9%
            Common Stock--2.9%
    820,000   CPT Telefonica del Peru
                S.A., B................. $  1,855,129
              (Telecommunications)
              Total Common
                Stock/Holdings--         ------------
                Peru....................    1,855,129
                                         ------------
              TOTAL HOLDINGS--
                LATIN AMERICA
                (cost $10,276,922)......   11,267,091
                                         ------------

NORTH AMERICA--19.4%
CANADA--5.0%
            Common Stock--5.0%
     47,400   Noranda Inc. .............      969,229
              (Metals--diversified)
     19,400   *Newbridge Networks
                Corp. ..................    1,234,325
              (Telecommunications
                equipment)
     55,700   Power Corp. of Canada.....      977,408
              (Diversified holding co.)
              Total Common
                Stock/Holdings--         ------------
                Canada..................    3,180,962
                                         ------------

UNITED STATES--14.4%
            Common Stock--9.5%
     23,000   Intel Corp. ..............    2,195,063
              (Electronics--
                semiconductors)
    100,000   *Sunbase Asia, Inc. ......      775,000
              (Machinery--diversified)
     34,000   Suntrust Banks, Inc. .....    1,394,000
              (Financial services--
                commercial banks)

-----------------------------------------------------
CLEMENTE GLOBAL GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1996

-----------------------------------------------------
SHARES/PRINCIPAL
     AMOUNT     DESCRIPTION                     VALUE
-----------------------------------------------------
NORTH AMERICA (CONTINUED)
UNITED STATES (CONTINUED)
            Common Stock (continued)
     78,400   *Worldcom, Inc. .......... $  1,675,800
              (Utilities--
                telecommunications)
              Total Common Stock--       ------------
                United States...........    6,039,863
                                         ------------

            Short-Term Instruments--4.9%
 $3,104,000   Brown Brothers Cayman
                Islands Time Deposit,
                5.3125% dated 9/30/1996,
                due 10/01/1996..........    3,104,000
                                         ------------
              Total Short-Term
                Instruments--
                United States...........    3,104,000
                                         ------------
              Total Holdings--
                United States...........    9,143,863
                                         ------------
              TOTAL HOLDINGS--NORTH
                AMERICA
                (cost $10,226,000)......   12,324,825
                                         ------------


-----------------------------------------------------

                                             VALUE
-----------------------------------------------------
Total Investments
  (Cost $59,933,805)**........   103.0%   $65,663,138
Other Assets Less
  Liabilities.................   (3.0)%    (1,922,398)
                                          -----------
Total Net Assets..............   100.0%   $63,740,740
                                          ===========
Net Asset Value Per Share.....                 $10.82
                                          ===========


 ADR American Depositary Receipts
   * Non-Income Producing Security
 (a) These warrants enable a holder to realize a
     cash settlement value in U.S.$ equal to the
     greater value of (i) 0 or (ii)
     U.S.$1 x (spot Nikkei 225 Index--strike level)
     ----------------------------------------------
                 4 x (Yen/U.S.$1)
     upon exercise of the warrants.

    **SUMMARY OF TOTAL
        INVESTMENTS:            COST          VALUE
                            ------------   ------------
Common Stock............... $ 53,992,759   $ 59,173,176
Preferred Stock............    2,044,944      2,103,462
Warrants...................      792,102      1,282,500
Short-Term Instruments.....    3,104,000      3,104,000
                            ------------   ------------
Total Investments.......... $ 59,933,805   $ 65,663,138
                            ============   ============

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

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

                 (This page has been left blank intentionally.)

                                            DIRECTORS AND OFFICERS

                                            LILIA C. CLEMENTE, Chairman and
                                             Director

                                            LEOPOLDO M. CLEMENTE, JR.,
                                             President and Director

                                            ADRIAN C. CASSIDY, Director

                                            THOMAS H. LENAGH, Director

                                           +SAM NAKAGAMA, Director

                                           +ROBERT B. OXNAM, Director

                                           +G. PETER SCHIEFERDECKER, Director

                                            BARON J.G.A. SIRTEMA VAN GROVESTINS,
                                             Director

                                            WILLIAM H. BOHNETT, Secretary

                                            THOMAS J. PRAPAS, Treasurer

                                            MARIA DISTEFANO,
                                             Assistant Secretary

                                           ---------
                                           +Members of Audit Committee

                                           -----------------------------------

                                           EXECUTIVE OFFICES--
                                           152 W. 57th Street, New York, NY
                                           10019 (For latest net asset value
                                           and market data, please call
                                           212-765-0700; regarding shareholder
                                           inquiries, please call
                                           1-800-937-5449)

                                           INVESTMENT ADVISER--
                                           Clemente Capital, Inc.

                                           ADMINISTRATOR--
                                           Furman Selz LLC

                                           TRANSFER AGENT AND REGISTRAR--
                                           American Stock Transfer & Trust
                                           Company

                                           CUSTODIAN--
                                           Brown Brothers Harriman & Co.

                                           LEGAL COUNSEL--
                                           Fulbright & Jaworski L.L.P.

--------------------------------------------------------------------------------
                              SUMMARY OF GENERAL
                                 INFORMATION
--------------------------------------------------------------------------------

THE FUND

     Clemente Global Growth Fund, Inc. is a closed-end investment company whose shares trade on the New York Stock Exchange. The Fund seeks long-term capital appreciation primarily through investment in small and medium sized equities located throughout the world. The Fund is managed by Clemente Capital, Inc.

SHAREHOLDER INFORMATION

     Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of most newspapers under the designation "ClemGlb". The Fund's New York Stock Exchange trading symbol is CLM. Net asset value (NAV) and market price information about Clemente Global Growth Fund, Inc. shares are published each Monday in The Wall Street Journal, The New York Times and in other newspapers. For general information visit us at our web site www.clementecapital.com. For shareholder account inquiries call 1-800-937-5449.

DIVIDEND REINVESTMENT PLAN

     Through its voluntary Dividend Reinvestment Plan, shareholders of Clemente Global Growth Fund, Inc. may elect to receive dividends and capital gains distributions in the form of additional shares of the Fund.

This report is transmitted to the shareholders of Clemente Global Growth Fund, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

                                    [LOGO]

                               CLEMENTE GLOBAL
                              GROWTH FUND, INC.

                               QUARTERLY REPORT

                              SEPTEMBER 30, 1996